BUSINESS COMBINATIONS - Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed (Details) - Peak Resources, Inc. [Member] $ in Thousands	Jan. 26, 2024 USD ($)
BUSINESS COMBINATIONS [Abstract]
Accounts receivable	$ 8,569
Other assets	133
Identified intangible assets	5,030
Accounts payable and other liabilities	(9,084)
Total identifiable net assets	4,648
Goodwill	3,238
Total purchase consideration	$ 7,886